Summary of Significant Accounting Policies - Entities included in the consolidation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Entity Information [Line Items]
Country of incorporation	Republic of the Marshall Islands
Aegean Sea Maritime Holdings Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Afros Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Agistri Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	Operating Subsidiary
Country of incorporation	Malta
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Agron Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Navios Azalea
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Alatas Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XX
Country of incorporation	Marshall Is.
2024	5/20–12/31
2023	—
2022	—
Aldebaran Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Alegria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Alimia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVI
Country of incorporation	Marshall Is.
2024	5/30–12/31
2023	—
2022	—
Alkmene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Alonnisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Amaryllis Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/3
Ambracia Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Navios Primavera
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Amindra Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ammos Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Amorgos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Anafi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sky
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Andromeda Shiptrade Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Andros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Anthimar Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Amarillo
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Antikithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Antiparos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atria
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Antipaxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Antipsara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Velocity
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Aramis Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Azimuth
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Arkoi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Coral
Country of incorporation	Marshall Is.
2024	3/14–12/31
2023	—
2022	—
Artala Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Sakura
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Asteroid Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Herakles I
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	7/29–12/31
Astrovalos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cosmos
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	4/26–12/31
Astypalaia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Amber
Country of incorporation	Marshall Is.
2024	3/14–12/31
2023	—
2022	—
Atokos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Horizon I
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	7/18–12/31
2022	—
Aurora Shipping Enterprises Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Avery Shipping Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Azalea Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Balder Maritime Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Koyo
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Bato Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Armonia
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Bertyl Ventures Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Azure
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Beryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Boheme Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Bole Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Spectrum N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Boysenberry Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Brandeis Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Ete N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Buff Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Fleur N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cadmium Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Calliope Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Zim Condor
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Camelia Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Casual Shipholding Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cavalli Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cavos Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Celadon Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cerulean Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Chalki Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VI
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	5/31–12/31
2022	—
Chernava Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bahamas
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cheryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Chilali Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Christal Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Citrine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	—
2023	1/01–2/21
2022	1/01–12/31
Clan Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Devotion
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cloud Atlas Marine S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Uranus
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	7/29–12/31
Coasters Ventures Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Corsair Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Crayon Shipping Ltd [Member]
Entity Information [Line Items]
Vessel name	Navios Miami
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Crete Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cetus
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cronus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Protostar N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Customized Development S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Cyrus Investments Corp. [Member]
Entity Information [Line Items]
Vessel name	Baghdad
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Delos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Despotiko Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Polaris
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	9/05–12/31
2022	—
Dione Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Dionysus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Donoussa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Doxa International Corp. [Member]
Entity Information [Line Items]
Vessel name	Nave Electron
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ducale Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Etoile
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Dune Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	—
2023	1/01–2/21
2022	1/01–12/31
Ebba Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Destiny
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Elafonisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN II
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	10/19–12/31
Emery Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Gem
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Enplo Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Verde
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Erato Shipmanagement Corporation [Member]
Entity Information [Line Items]
Vessel name	Zim Pelican
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ereikousa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XI
Country of incorporation	Marshall Is
2024	1/01–12/31
2023	5/24–12/31
2022	—
Esmeralda Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Euterpe Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hawk I (ex Zim Hawk)
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Evian Shiptrade Ltd. [Member]
Entity Information [Line Items]
Vessel name	Matson Lanai
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Fairy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Faith Marine Ltd [Member]
Entity Information [Line Items]
Vessel name	Navios Altamira
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Fandango Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Unity N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Fantastiks Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Felicity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Finian Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Flavescent Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Odysseus N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Floral Marine Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Folegandros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Andromeda
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Galaxy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Galera Management Company [Member]
Entity Information [Line Items]
Vessel name	Navios Amethyst
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	6/24–12/31
Galileo Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Galileo
Country of incorporation	Marshall Is.
2024	9/17–12/31
2023	—
2022	—
Gatsby Maritime Company [Member]
Entity Information [Line Items]
Vessel name	TBN IV
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/03–12/31
2022		—
Gavdos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Photon
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	4/26–12/31
Gemini Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	—
2023	1/01–2/07
2022	1/01–12/31
Goddess Shiptrade Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Astra
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Goldie Services Company [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Golem Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Happiness Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Happiness
Country of incorporation	Marshall Is.
2024	9/17–12/31
2023	—
2022	—
Highbird Management Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Celestial
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Hyperion Enterprises Inc. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ianthe Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ikaria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Aquila
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Iliada Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Inastros Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Chrysalis
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ios Marine Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cielo
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Iraklia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Bougainville
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Iris Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	N Amalthia
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Isolde Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Indigo
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ithaki Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	4/26–12/31
Jasmer Shipholding Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Nerine
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Jasmine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Jaspero Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Jasmine
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Joy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
JTC Shipping and Trading Ltd. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Malta
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Karpathos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	HMM Ocean
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	6/22–12/31
Kastelorizo Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN I
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	10/19–12/31
Kastos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XII
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	5/24–12/31
2022		—
Kerkyra Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Galactic
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022		1/01–12/31
Keros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIX
Country of incorporation	Marshall Is.
2024	5/20–12/31
2023	—
2022		—
Kimolos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Kinaros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Citrine
Country of incorporation	Marshall Is.
2024	3/14–12/31
2023	—
2022		—
Kithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Kleio Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Zim Seagull
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Kohylia Shipmanagement S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Kos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Bellatrix
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Koufonisi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Felix
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	11/11–12/31
Kymata Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Lavender Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Ray
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Lefkada Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Buena Suerte
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Legato Shipholding Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Tempo
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Leros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Letil Navigation Ltd. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Leto Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Levitha Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XV
Country of incorporation	Marshall Is.
2024	5/30–12/31
2023	—
2022	—
Libra Shipping Enterprises Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Limestone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Limnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pyxis
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Makri Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Utmost
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	9/05–12/31
2022	—
Makronisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Mandora Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Centaurus
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Mathraki Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN X
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	7/18–12/31
2022	—
Meganisi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Unite
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	9/05–12/31
2022	—
Melpomene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Sparrow
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Mesta Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XXII
Country of incorporation	Marshall Is.
2024	8/26–12/31
2023	—
2022	—
Micaela Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Migen Shipmanagement Ltd. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Moonstone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Morganite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Meridian
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Morven Chartering Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Verano
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Muses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Mytilene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Orion
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
NAV Holdings Limited [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Malta
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Navios Acquisition Europe Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Acquisition Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Co-Issuer of Ship Mortgage Notes
Country of incorporation	Delaware
2024	1/01–10/07
2023	1/01–12/31
2022	1/01–12/31
Navios International Inc. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	7/29–12/31
Navios Maritime Acquisition Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Maritime Containers Sub L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Maritime Midstream Operating LLC [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Maritime Midstream Partners Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Delaware
2024	1/01–10/07
2023	1/01–12/31
2022	1/01–12/31
Navios Maritime Midstream Partners GP LLC [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Maritime Midstream Partners L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Maritime Operating LLC. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Maritime Partners L.P. [Member]
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Partners Containers Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Partners Containers Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Partners Europe Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Navios Partners Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
2024	1/01–10/07
2023	1/01–12/31
2022	1/01–12/31
Nefeli Navigation S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Unison
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Nisyros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Neutrino
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	9/05–12/31
2022	—
Nostos Shipmanagement Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bonavis
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Oceanus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Oinousses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Jupiter
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Olivia Enterprises Corp. [Member]
Entity Information [Line Items]
Vessel name	Erbil
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Olympia II Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Domino
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Opal Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Rainbow N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Orbiter Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Othonoi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN IX
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	7/18–12/31
2022	—
Palermo Shipping S.A [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	—
2023	1/01–2/07
2022	1/01–12/31
Pandora Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Patmos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	HMM Sky
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	6/22–12/31
Paxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Pearl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Peran Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Zim Baltimore
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Perigiali Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Perivoia Shipmanagement Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Amitie
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Persephone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hector N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Pharos Navigation S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Phoenix
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Pingel Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Matson Oahu (ex 'Navios Delight)
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Pleione Management Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Star
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Polyaigos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VII
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	7/04–12/31
2022	—
Polymnia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Zim Albatross
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Poros Marine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVII
Country of incorporation	Marshall Is.
2024	6/20–12/31
2023	—
2022	—
Prometheus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Prosperity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Proteus Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Carmel I
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Psara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Luminosity
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Pserimos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN V
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	5/31–12/31
2022	—
Pueblo Holdings Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Lumen
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Pyrgi Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XXI
Country of incorporation	Marshall Is.
2024	8/26–12/31
2023	—
2022	—
Red Rose Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bonheur
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Rhea Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Rhodes Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cassiopeia
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Rider Shipmanagement Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Felicity I
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	7/29–12/31
Rineia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVIII
Country of incorporation	Marshall Is.
2024	6/20–12/31
2023	—
2022	—
Rodman Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Rondine Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Victory
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Roselite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Corali
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Rubina Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Rumer Holding Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Antares
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Sagittarius Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Samos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Synergy
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Samothrace Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pulsar
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Santorini Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIII
Country of incorporation	Marshall Is.
2024	2/20–12/31
2023	—
2022	—
Schinousa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Serifos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Estella
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Seymour Trading Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Shikhar Ventures S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Stellar
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Shinyo Dream Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Shinyo Kannika Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Shinyo Kieran Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Universe
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Shinyo Loyalty Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Shinyo Navigator Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Shinyo Ocean Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Shinyo Saowalak Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Constellation
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Sifnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Titan
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Sikinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Silvanus Marine Company [Member]
Entity Information [Line Items]
Vessel name	Navios Summer
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Skiathos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Capella
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Skopelos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Ariadne
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Syros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Alderamin
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Solange Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Avior
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Spetses Marine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Venus
Country of incorporation	Marshall Is.
2024	6/26–12/31
2023	—
2022	—
Sui An Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Sunstone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Copernicus N
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Surf Maritime Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Skyros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Sextans
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Talia Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Magellan II
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	7/29–12/31
Tarak Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	4/26–12/31
Taurus Marine Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	9/26–12/31
2023	—
2022	—
Terpsichore Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Zim Falcon
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Teuta Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Altair
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Thalassa Marine S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Galaxy II
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	7/29-12/31
Thalia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Thasos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Equinox
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Thera Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atropos
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Theros Ventures Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Lapis
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Thetida Marine Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Magnolia
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Thirasia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIV
Country of incorporation	Marshall Is.
2024	2/20–12/31
2023	—
2022	—
Tilos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Tinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Rigel
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Topaz Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Triangle Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Trikeri Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VIII
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	7/04–12/31
2022	—
Tzia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Celeste
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Urania Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Zim Eagle
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Vatselo Enterprises Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	6/24–12/31
Vega Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Vega
Country of incorporation	Marshall Is.
2024	9/17–12/31
2023	—
2022	—
Veja Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Velour Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Vermilion
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Velvet Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Venetiko Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Dolphin
Country of incorporation	Marshall Is.
2024	3/14–12/31
2023	—
2022	—
Vernazza Shiptrade Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Canary
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08–12/31
Vinetree Marine Company [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Vythos Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Constellation
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Wenge Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
White Narcissus Marine S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Asteriks
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	9/08-12/31
Zakynthos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Quasar
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31
Ziggy Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	TBN III
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/03–12/31
2022	—
Zoner Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Dorado
Country of incorporation	Marshall Is.
2024	1/01–12/31
2023	1/01–12/31
2022	1/01–12/31